                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one.):        [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3001
          Houston, Texas  77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell Hawkins
Title:    Manager
Phone:    713-238-2050

Signature, Place, and Date of Signing:

  /s/ Russell Hawkins         Houston, Texas            October 18, 2007
  -------------------         --------------            ----------------
      [Signature]             [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $329,194 (thousands)


List of Other Included Managers:

None
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                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     ---------------------
        NAME OF ISSUER            CLASS        CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS    SOLE    SHARED  NONE
------------------------------   --------    ---------   --------  -------   ---  ----  -------   --------   -------  ------  ----
RHJ INTL CMN                       COM       025181496     3184     175000    SH          SOLE                175000
ALTRIA GROUP INC                   COM       02209s103    36851     530000    SH          SOLE                530000
ANHEUSER BUSCH COS INC             COM       035229103     2499      50000    SH          SOLE                 50000
AUTOMATIC DATA PROC                COM       053015103     9186     200000    SH          SOLE                200000
BAKER HUGHES INC                   COM       057224107     9037     100000    SH          SOLE                100000
CHEVRON CORP                       COM       166764100    23395     250000    SH          SOLE                250000
CITIGROUP INC                      COM       172967101    23335     500000    SH          SOLE                500000
COCA COLA CMN                      COM       191216100    25861     450000    SH          SOLE                450000
DIAGEO PLC SPON ADR (NEW)          COM       25243q205    41672     475000    SH          SOLE                475000
E M C CORPORATION MASS             COM       268648102     6240     300000    SH          SOLE                300000
JOHNSON & JOHNSON                  COM       478160104    29565     450000    SH          SOLE                450000
ROYAL DUTCH SHELL PLC SPONS AD     COM       780259206    49308     600000    SH          SOLE                600000
SOUTHWEST AIRLINES CO              COM       844741108    37000    2500000    SH          SOLE               2500000
STATE STREET CORP                  COM       857477103    17040     250000    SH          SOLE                250000
UNITED PARCEL SERVICE CL B         COM       911312106    15020     200000    SH          SOLE                200000